Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Securities
Unrealized losses in the investment securites portfolio relating to debt securities	$ 51,300,000
Proceeds from sales of investment securities available for sale	51,000.0
Gross losses	177,000
Gains on sales of available for sale securities	2,700,000
Securities pledged to secure public deposits	$ 132,000,000.0	$ 96,000,000.0